Significant acquisition - Additional Information (Detail) - Mar. 30, 2022 - Brewin Dolphin [member] £ / shares in Units, £ in Billions, $ in Billions	GBP (£) £ / shares	CAD ($)
Statement [Line Items]
Consideration transferred, acquisition-date fair value	£ 1.6	$ 2.6
Pence per share	£ 515